Commitments and Contingencies (table)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The amounts in the table below represent existing contractual operating lease obligations as of December 31, 2013, that may be assigned or otherwise charged to the Partnership pursuant to the reimbursement provisions of the omnibus agreement:

thousands	Operating Leases
2014	$309
2015	245
2016	233
2017	157
2018	34
Thereafter	—
Total	$978